Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about inventories [Abstract]
Raw materials		$ 105.0	$ 76.7
Finished and unfinished goods		80.8	68.7
Total	[1]	$ 185.8	$ 145.4

[1]	The notes are an integral part of these consolidated financial statements.